U.S. Securities and Exchange Commission on March 28, 2016

File No. 333-208432

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1	☒

Consulting Group Capital Markets Funds

(Exact Name of Registrant as Specified in Charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices)

(888) 454-3965

(Registrant’s Area Code and Telephone Number)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

AS SOON AS PRACTICABLE AFTER THE REGISTRATION STATEMENT BECOMES EFFECTIVE

UNDER THE SECURITIES ACT OF 1933

(Approximate Date of Proposed Public Offering)

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Consulting Group Capital Markets Funds (File No. 333-208432) is being made for the sole purpose of adding a final tax opinion as Exhibit (12) to Part C of the Registration Statement.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in the Registration Statement on Form N-14 (File No. 333-208432) electronically filed with the SEC on December 10, 2015 (SEC Accession No. 0001193125-15-399111).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the Registration Statement on Form N-14 (File No. 333-208432) electronically filed with the SEC on December 10, 2015 (SEC Accession No. 0001193125-15-399111).

Part C

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Section 6.4 of the Trust Agreement.

Section 6.4 of the Master Trust Agreement:

The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2 (a)(19) of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the disinterested Trustees who are not parties to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Item 16. Exhibits

Exhibit No.	Exhibit

(1)	Amended and Restated Master Trust Agreement, dated December 19, 2013, is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(2)	Amended and Restated By-Laws, dated December 1, 2005, is incorporated by reference to PEA No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, dated December 9, 2015, is incorporated by reference to Exhibit (4) of the Registration Statement on Form N-14 filed on December 10, 2015.

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1) and (2).

(6)(a)	Investment Management Agreement, dated as of October 28, 2009, between the Registrant and Consulting Group Advisory Services LLC (“CGAS”) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(b)	Investment Advisory Agreement, dated March 12, 2014, between CGAS and Artisan Partners Limited Partnership (“Artisan”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(c)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Cambiar Investors, LLC (“Cambiar”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(d)	Investment Advisory Agreement, dated January 4, 2010, between CGAS and Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, relating to Large Capitalization Growth Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(6)(e)	Assignment and Assumption of Investment Advisory Agreement, dated May 1, 2013, between CGAS and DMC to Delaware Investments Fund Advisers (“Delaware”) relating to Large Capitalization Growth Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(f)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Frontier Capital Management Co., LLC (“Frontier”) relating to Large Capitalization Growth Investments, is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(g)	Investment Advisory Agreement, dated March 15, 2010, between CGAS and HGK Asset Management Inc. (“HGK”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 55 to the Registration Statement on Form N-1A filed December 29, 2010.

(6)(h)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and NFJ Investment Group LLC (“NFJ”) relating to Large Capitalization Value Equity Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(i)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Rutabaga Capital Management LLC (“Rutabaga”) relating to Small Capitalization Value Equity

Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(j)	Form of Investment Advisory Agreement, dated April 1, 2014, between CGAS and Wall Street Associates (“Wall Street”) relating to Small Capitalization Growth Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(k)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Wells Capital Management Inc. (“WellsCap”) relating to Large Capitalization Growth Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(l)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Westfield Capital Management Company, L.P. (“Westfield”) relating to Large Capitalization Growth Investments and Small Capitalization Growth Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(m)	Investment Advisory Agreement, May 1, 2014, between CGAS and Jackson Square Partners LLC (“Jackson Square”) relating to Large Capitalization Growth Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(7)	Distribution Agreement, dated August 29, 2013, between the Registrant and Morgan Stanley Smith Barney LLC is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(8)	Not Applicable.

(9)	Custodian Services Agreement, dated January 1, 2011, between the Trust and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(10)	Not Applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP, dated December 9, 2015, regarding legality of issuance of shares and other matters, is incorporated by reference to Exhibit (11) of the Registration Statement on Form N-14 filed on December 10, 2015.

(12)	Final Opinion of Morgan, Lewis & Bockius LLP regarding tax matters. Filed herewith.

(13)(a)	Transfer Agency and Services Agreement, dated as of January 1, 2009, between the Trust and PFPC Inc. (now BNY Mellon Investment Servicing (US)) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(b)	Administration Agreement, dated December 23, 2010, and effective January 1, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(c)	Amendment to Administration Agreement, dated as of May 25, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(d)	Administrative Services Agreement, dated as of May 12, 2010, between the Trust and Morgan Stanley Smith Barney LLC, is incorporated by reference to PEA No. 55 to the Registration Statement on Form N-1A filed on December 29, 2010.

(14)	Consent of independent registered accountant, dated December 9, 2015, is incorporated by reference to Exhibit (14) of the Registration Statement on Form N-14 filed on December 10, 2015.

(15)	Not Applicable.

(16)(a)	Power of Attorney, dated April 18, 2013, is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(16)(b)	Power of Attorney, dated August 21, 2015. Filed herewith.

(17)	Not Applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Morgan, Lewis & Bockius LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1, to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 28th day of March, 2016.

CONSULTING GROUP CAPITAL MARKETS FUNDS

By:	/s/ David Berdon
David Berdon, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ David Berdon David Berdon	Trustee and Chief Executive Officer	March 28, 2016

/s/ Francis Smith Francis Smith	Chief Financial Officer	March 28, 2016

Adela Cepeda**	Trustee	March 28, 2016

W. Thomas Matthews**	Trustee	March 28, 2016

Eric McKissack*	Trustee	March 28, 2016

John J. Murphy**	Trustee	March 28, 2016

Mark J. Reed**	Trustee	March 28, 2016

*	Signed pursuant to a power of attorney dated April 18, 2013.
**	Signed pursuant to a power of attorney dated August 21, 2015.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	March 28, 2016

EXHIBIT INDEX

Exhibit No.

(12)	Final Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

(16)(b)	Power of Attorney, dated August 21, 2015